Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	VAPOR CORP.
Entity Central Index Key	0000844856
Entity Filer Category	Smaller Reporting Company
Amendment Description
(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement is deemed to cover an indeterminate number of additional shares of common stock as may become issuable as a result of stock splits, stock dividends or similar transactions because the shares of common stock being registered hereby are being offered pursuant to terms which provide for a change in the amount of shares being offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act using the average of the bid and asked prices of our common stock as reported by the OTC Bulletin Board on November 14, 2013. Such calculation was made in connection with the initial Form S-1 filed with the Securities and Exchange Commission ("SEC") on November 18, 2013.
(3)	Previously paid in connection with the initial Form S-1 filed with the SEC on November 18, 2013.
(4)	Adjusted to give effect to a 1-for-5 reverse stock split of the Registrant's common stock that became effective on December 27, 2013.